Lease Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Lease Commitments [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	The Company leases its facility under an operating lease beginning April 2012 through March 2017.
Operating Leases, Rent Expense (in dollars)	$ 274,580	$ 371,198
Maximum [Member]
Lease Commitments [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years